                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 153 E. 53rd Street; 51st Floor
         New York, NY 10022

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    10/24/01
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]


Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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    [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:      $258,225,099

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            September 30, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

AMC Entertainment        COMMON         001669100    3,160,500    301,000  SH      SOLE        NONE       SOLE
Abercrombie & Fitch Co.  COMMON         002896207    7,036,000    400,000  SH      SOLE        NONE       SOLE
Ace Ltd.                 COMMON         G0070K103      433,050     15,000  SH      SOLE        NONE       SOLE
Ambac Financial Group
  Inc                    COMMON         023139108      547,100     10,000  SH      SOLE        NONE       SOLE
American International
  Group Inc.             COMMON         026874107   10,569,000    135,500  SH      SOLE        NONE       SOLE
Ann Taylor Stores Corp.  COMMON         036115103   12,604,000    575,000  SH      SOLE        NONE       SOLE
Anthracite Capital Inc.  COMMON         037023108    2,610,400    251,000  SH      SOLE        NONE       SOLE
Applebees International
  Inc.                   COMMON         037899101      885,000     30,000  SH      SOLE        NONE       SOLE
Arthur J Gallagher
  and Co                 COMMON         363576109    5,019,955    148,300  SH      SOLE        NONE       SOLE
Astoria Financial Corp.  COMMON         046265104      266,670      4,500  SH      SOLE        NONE       SOLE
Bayview Cap Corp         COMMON         07262L101    2,450,000    350,000  SH      SOLE        NONE       SOLE
Bed Bath & Beyond Inc.   COMMON         075896100    5,445,894    213,900  SH      SOLE        NONE       SOLE
Berkshire Hathaway
  Class B                COMMON         084670108      233,000        100  SH      SOLE        NONE       SOLE
Caci International Inc   COMMON         127190304      109,320      2,000  SH      SOLE        NONE       SOLE
Cheesecake Factory Inc   COMMON         163072101      514,925     21,500  SH      SOLE        NONE       SOLE
Christopher and Banks
  Corp.                  COMMON         171046105   11,625,471    386,100  SH      SOLE        NONE       SOLE
Circuit City Stores
  Carmax Group           COMMON         172737306    1,372,500    122,000  SH      SOLE        NONE       SOLE
Clorox Co.               COMMON         189054109   15,166,300    409,900  SH      SOLE        NONE       SOLE
Costco Companies Inc     COMMON         22160K105    4,800,600    135,000  SH      SOLE        NONE       SOLE
Countrywide Credit
  Industries             COMMON         222372104    4,305,140     98,000  SH      SOLE        NONE       SOLE
Crispy Kreme Doughnuts
  Inc                    COMMON         501014104    1,036,000     35,000  SH      SOLE        NONE       SOLE
Darden Restaurants Inc.  COMMON         237194105      525,000     20,000  SH      SOLE        NONE       SOLE
Dollar General Corp.     COMMON         256669102   15,851,160  1,354,800  SH      SOLE        NONE       SOLE
Electronic Arts Inc.     COMMON         285512109    3,425,250     75,000  SH      SOLE        NONE       SOLE
Electronics Boutique
  Holdings Corp          COMMON         286045109    1,131,900     42,000  SH      SOLE        NONE       SOLE
Everest Reinsurance
  Holdings               COMMON         G3223R108    5,706,540     88,200  SH      SOLE        NONE       SOLE




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Federal National
  Mortgage Assn.         COMMON         313586109      480,360      6,000  SH      SOLE        NONE       SOLE
Federated Department
  Stores Inc.            COMMON         31410H101    3,525,000    125,000  SH      SOLE        NONE       SOLE
Gap Inc.                 COMMON         364760108    3,764,250    315,000  SH      SOLE        NONE       SOLE
Golden West Financial
  Corp.                  COMMON         381317106      261,450      4,500  SH      SOLE        NONE       SOLE
HCC Insurance
  Holdings Inc.          COMMON         404132102    2,800,950    106,500  SH      SOLE        NONE       SOLE
Hartford Financial
  Services Group         COMMON         416515104      610,896     10,400  SH      SOLE        NONE       SOLE
Hershey Foods Inc.       COMMON         427866108   11,407,065    174,500  SH      SOLE        NONE       SOLE
Hilb Rogal &
  Hamilton Co.           COMMON         431294107      501,710     11,000  SH      SOLE        NONE       SOLE
Hollywood
  Entertainment Corp     COMMON         436141105    2,021,000    172,000  SH      SOLE        NONE       SOLE
Hot Topic Inc.           COMMON         441339108    5,057,650    201,500  SH      SOLE        NONE       SOLE
K Swiss Inc.             COMMON         482686102    7,283,985    296,700  SH      SOLE        NONE       SOLE
Kingsway Financial
  Services               COMMON         496904103      122,724     12,600  SH      SOLE        NONE       SOLE
Kohls Corp.              COMMON         500255104    2,640,000     55,000  SH      SOLE        NONE       SOLE
Lowes Companies Inc.     COMMON         548661107    7,912,500    250,000  SH      SOLE        NONE       SOLE
Maximus Capital
  Holdings, LTD          COMMON         G6052F103    1,906,905    133,350  SH      SOLE        NONE       SOLE
Mercury General Corp.    COMMON         589400100    2,949,710     74,300  SH      SOLE        NONE       SOLE
Michael's Stores Inc.    COMMON         594087108      182,700      5,000  SH      SOLE        NONE       SOLE
Mutual Risk
  Management Ltd.        COMMON         628351108    2,714,720    357,200  SH      SOLE        NONE       SOLE
New York Community
  Bancorp Inc            COMMON         649445103      524,546     22,600  SH      SOLE        NONE       SOLE
Ohio Casulty Corp.       COMMON         677240103   15,824,418  1,218,200  SH      SOLE        NONE       SOLE
Old Republic
  International Corp     COMMON         680223104    5,354,703    204,300  SH      SOLE        NONE       SOLE
PMI Group Inc.           COMMON         69344M101    2,489,361     39,900  SH      SOLE        NONE       SOLE
Pacific Sunwear
  of California          COMMON         694873100      137,500     10,000  SH      SOLE        NONE       SOLE
PetSmart Inc.            COMMON         716768106    3,426,650    486,740  SH      SOLE        NONE       SOLE
Pier 1 Imports Inc.      COMMON         720279108      664,000     80,000  SH      SOLE        NONE       SOLE
Procter & Gamble Co.     COMMON         742718109   12,796,482    175,800  SH      SOLE        NONE       SOLE
Progressive Corp.        COMMON         743315103      535,600      4,000  SH      SOLE        NONE       SOLE
Renaissance Re
  Holdings Ltd           COMMON         G98255105   14,376,747    161,700  SH      SOLE        NONE       SOLE
Ross Stores Inc.         COMMON         778296103      526,500     18,000  SH      SOLE        NONE       SOLE
Safeco Inc               COMMON         786429100    1,031,220     34,000  SH      SOLE        NONE       SOLE
Steven Madden LTD.       COMMON         830566105      747,040     73,600  SH      SOLE        NONE       SOLE
Supervalu Inc.           COMMON         868536103    5,178,880    256,000  SH      SOLE        NONE       SOLE
Transatlantic
  Holdings Inc           COMMON         893521104      253,380      3,000  SH      SOLE        NONE       SOLE
Tyson Foods Inc.         COMMON         902494103   12,849,648  1,282,400  SH      SOLE        NONE       SOLE
United Healthcare Corp.  COMMON         91324P102      731,500     11,000  SH      SOLE        NONE       SOLE
Wal-Mart Stores Inc.     COMMON         931142103      990,000     20,000  SH      SOLE        NONE       SOLE


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Washington Mutual Inc.   COMMON         939322103      250,120      6,500  SH      SOLE        NONE       SOLE
Wet Seal Inc.            COMMON         961840105      261,422     14,200  SH      SOLE        NONE       SOLE
White Mountains
  Insurance Group Inc    COMMON         963320106      266,400        800  SH      SOLE        NONE       SOLE
Willis Group
  Holdings Ltd           COMMON         966837106    4,285,048    183,200  SH      SOLE        NONE       SOLE
XL Capital Ltd.          COMMON         G98255105    1,066,500     13,500  SH      SOLE        NONE       SOLE
Zale Corp.               COMMON         988858106      683,184     25,800  SH      SOLE        NONE       SOLE

                                        Total:    $258,225,099










































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02717001.AB8